As filed with the Securities and Exchange Commission on August 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21631

Helios Advantage Income Fund, Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period:  June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

HELIOS ADVANTAGE INCOME FUND, INC.
Schedule of Investments (Unaudited)
June 30, 2014
	Interest Rate	Maturity	Principal Amount (000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS – 4.7%
Non-Agency Mortgage-Backed Securities – 4.7%
Alternative Loan Trust
Series 2007-OA3, Class 1A1 1,2	0.29%	04/25/47	$509	$430,615
Series 2006-29T1, Class 2A6	6.50	10/25/36	450	405,854
GSAMP Trust
Series 2006-HE8, Class A2C 1,2	0.32	01/25/37	401	316,177
Home Equity Asset Trust
Series 2006-7, Class 2A3 1,2	0.30	01/25/37	552	380,317
Nomura Resecuritization Trust
Series 2014-1R, Class 2A6 3,4,5	0.00	02/26/37	3	-
Series 2014-1R, Class 2A11 1,3,4	0.28	02/26/37	1,205	542,250
Securitized Asset Backed Receivables LLC
Series 2007-BR4, Class A2B 1,2	0.35	05/25/37	600	391,720
Series 2007-BR3, Class A2B 1,2	0.37	04/25/37	786	525,910
Total Non-Agency Mortgage-Backed Securities				2,992,843
Total RESIDENTIAL MORTGAGE RELATED HOLDINGS (Cost $2,932,645)				2,992,843
CORPORATE BONDS – 120.7%
Automotive – 6.5%
American Axle & Manufacturing, Inc. 10	6.25	03/15/21	1,025	1,101,875
Chrysler Group LLC 10	8.25	06/15/21	800	904,000
Ford Motor Co. 10	6.50	08/01/18	650	756,848
Jaguar Land Rover Automotive PLC 3,4,6	8.13	05/15/21	575	646,875
Motors Liquidation Co. 7,8	8.38	07/15/33	1,750	175
Servus Luxembourg Holding SCA 3,4,6	7.75	06/15/18	488	718,253
Total Automotive				4,128,026
Banking – 0.7%
Bilbao Luxembourg SA 6,9	10.50	12/01/18	300	441,599
Basic Industry – 19.6%
Alpha Natural Resources, Inc. 10	6.25	06/01/21	900	636,750
Alpha Natural Resources, Inc. 3,4	7.50	08/01/20	325	314,437
Arch Coal, Inc. 10	7.25	06/15/21	1,400	1,022,000
Associated Materials LLC 10	9.13	11/01/17	775	804,062
Building Materials Corporation of America 3,4	6.75	05/01/21	375	404,063
Cascades, Inc. 3,4,6	5.50	07/15/22	400	399,000
Cascades, Inc. 6	7.88	01/15/20	500	531,250
FMG Resources August 2006 Property Ltd. 3,4,6	6.88	04/01/22	500	536,250
Hexion US Finance Corp. 10	9.00	11/15/20	1,000	1,020,000
Huntsman International LLC 10	8.63	03/15/21	1,000	1,105,000
INEOS Group Holdings SA 3,4,6,10	6.13	08/15/18	875	905,625
Masonite International Corp. 3,4,6,10	8.25	04/15/21	775	844,750
Millar Western Forest Products Ltd. 6	8.50	04/01/21	200	213,500
Steel Dynamics, Inc.	7.63	03/15/20	425	455,281
Tembec Industries, Inc. 6,10	11.25	12/15/18	775	838,938
Trinseo Materials Operating SCA 6	8.75	02/01/19	650	700,375
USG Corp. 10	9.75	01/15/18	800	958,000
Xerium Technologies, Inc.	8.88	06/15/18	650	690,625
Total Basic Industry				12,379,906
Capital Goods – 8.2%
AAR Corp.	7.25	01/15/22	425	465,375
Ardagh Packaging Finance PLC 3,4,6,10	6.75	01/31/21	825	851,812
Crown Cork & Seal Company, Inc. 10	7.38	12/15/26	975	1,081,031
Mueller Water Products, Inc. 10	7.38	06/01/17	775	787,594
Reynolds Group Issuer, Inc. 10	9.00	04/15/19	775	820,531
Tekni-Plex, Inc. 3,4	9.75	06/01/19	265	296,138
Terex Corp.	6.00	05/15/21	500	538,750
Terex Corp.	6.50	04/01/20	300	325,650
Total Capital Goods				5,166,881
Consumer Cyclical – 8.6%

ACCO Brands Corp. 10	6.75	04/30/20	800	838,000
DineEquity, Inc. 10	9.50	10/30/18	750	803,625
Levi Strauss & Co. 10	7.63	05/15/20	750	807,187
Limited Brands, Inc.	7.60	07/15/37	475	526,062
Limited Brands, Inc.	8.50	06/15/19	300	368,250
New Albertsons, Inc.	7.75	06/15/26	750	735,000
Roundy's Supermarkets, Inc. 3,4	10.25	12/15/20	800	845,000
Sally Holdings LLC	6.88	11/15/19	475	514,188
Total Consumer Cyclical				5,437,312
Consumer Non-Cyclical – 3.2%
C&S Group Enterprises LLC 3,4	8.38	05/01/17	633	661,991
Jarden Corp. 10	7.50	05/01/17	500	567,500
Post Holdings, Inc.	7.38	02/15/22	750	810,938
Total Consumer Non-Cyclical				2,040,429
Energy – 17.5%
AmeriGas Partners LP	7.00	05/20/22	400	443,000
Atlas Pipeline Partners LP 10	5.88	08/01/23	900	915,750
BreitBurn Energy Partners LP 10	8.63	10/15/20	775	852,500
Calfrac Holdings LP 3,4,10	7.50	12/01/20	825	886,875
EV Energy Partners LP 10	8.00	04/15/19	1,000	1,050,000
Ferrellgas Partners LP	8.63	06/15/20	800	854,000
Global Partners LP	6.25	07/15/22	100	100,000
Hilcorp Energy I LP 3,4	8.00	02/15/20	550	585,750
Key Energy Services, Inc.	6.75	03/01/21	500	520,000
Linn Energy LLC 10	8.63	04/15/20	800	864,000
Pioneer Natural Resources Co.	6.65	03/15/17	500	569,135
Precision Drilling Corp. 6,10	6.63	11/15/20	750	802,500
RKI Exploration & Production LLC 3,4	8.50	08/01/21	550	596,750
Thunderbird Resource Equity I 8	11.00	12/01/17	292	248,247
Trinidad Drilling Ltd. 3,4,6,10	7.88	01/15/19	760	803,700
Venoco, Inc. 10	8.88	02/15/19	750	729,375
W&T Offshore, Inc.	8.50	06/15/19	255	275,400
Total Energy				11,096,982
Finance & Investment – 0.5%
Puma International Financing SA 3,4,6	6.75	02/01/21	300	309,030
Healthcare – 9.9%
CHS/Community Health Systems, Inc. 10	7.13	07/15/20	825	893,062
DJO Finance LLC	9.88	04/15/18	575	621,000
HCA, Inc.	5.88	05/01/23	400	418,500
HCA, Inc. 10	8.00	10/01/18	775	916,438
inVentiv Health, Inc. 3,4	11.00	08/15/18	300	285,750
Jaguar Holding Company II 3,4,10	9.50	12/01/19	775	846,688
Kindred Healthcare, Inc. 3,4	6.38	04/15/22	850	854,250
Polymer Group, Inc. 10	7.75	02/01/19	750	796,875
Service Corporation International 10	6.75	04/01/16	600	646,500
Total Healthcare				6,279,063
Media – 8.9%
Cablevision Systems Corp. 10	8.63	09/15/17	800	931,000
CCO Holdings LLC 10	8.13	04/30/20	975	1,055,437
Cenveo Corp. 10	8.88	02/01/18	825	866,060
Clear Channel Communications, Inc. 10	9.00	03/01/21	800	856,000
Cumulus Media Holdings, Inc. 10	7.75	05/01/19	800	843,000
Mediacom LLC 10	9.13	08/15/19	775	813,750
National CineMedia LLC	6.00	04/15/22	275	286,688
Total Media				5,651,935
Real Estate – 1.3%
Realogy Corp. 3,4,10	7.88	02/15/19	775	829,250
Services – 18.3%
Avis Budget Car Rental LLC	5.50	04/01/23	400	409,000
Boyd Gaming Corp. 10	9.00	07/01/20	800	882,000
Casella Waste Systems, Inc. 10	7.75	02/15/19	1,000	1,045,000
Chester Downs & Marina LLC 3,4,10	9.25	02/01/20	850	833,000
GLP Capital LP 3,4	5.38	11/01/23	650	674,375
Iron Mountain, Inc.	6.00	08/15/23	625	675,781
Iron Mountain, Inc.	8.38	08/15/21	325	340,844
Isle of Capri Casinos, Inc.	5.88	03/15/21	500	505,625

Jurassic Holdings III, Inc. 3,4	6.88	02/15/21	100	102,000
KM Germany Holdings GmbH 6	8.75	12/15/20	350	536,766
MGM Resorts International 10	7.63	01/15/17	775	875,750
MTR Gaming Group, Inc. 10	11.50	08/01/19	803	902,343
Palace Entertainment Holdings LLC 3,4,10	8.88	04/15/17	775	804,062
PulteGroup, Inc. 10	6.38	05/15/33	750	753,750
Sotheby's 3,4	5.25	10/01/22	400	389,000
Teekay Offshore Partners LP 6	6.00	07/30/19	850	854,250
United Rentals North America, Inc.	7.63	04/15/22	425	477,063
United Rentals North America, Inc.	8.25	02/01/21	450	500,625
Total Services				11,561,234
Technology & Electronics – 3.2%
First Data Corp. 10	11.25	01/15/21	1,000	1,167,500
Freescale Semiconductor, Inc. 10	8.05	02/01/20	397	428,760
ION Geophysical Corp.	8.13	05/15/18	450	450,000
Total Technology & Electronics				2,046,260
Telecommunications – 14.3%
Altice SA 3,4,6	7.75	05/15/22	400	427,000
CenturyLink, Inc. 10	7.65	03/15/42	800	798,000
Cincinnati Bell, Inc. 10	8.75	03/15/18	825	865,219
CyrusOne LP	6.38	11/15/22	225	242,437
Fairpoint Communications, Inc. 3,4	8.75	08/15/19	500	538,750
Frontier Communications Corp. 10	7.13	03/15/19	1,300	1,475,500
Intelsat Luxembourg SA 6,10	7.75	06/01/21	800	847,000
Level 3 Communications, Inc. 10	8.88	06/01/19	800	875,000
Level 3 Financing, Inc. 3,4	6.13	01/15/21	200	214,250
PAETEC Holding Corp.	9.88	12/01/18	500	538,750
Qwest Capital Funding, Inc.	6.88	07/15/28	225	230,063
T-Mobile USA, Inc. 10	6.63	04/01/23	825	895,125
Wind Acquisition Finance SA 3,4,6	7.38	04/23/21	250	266,875
Windstream Corp. 10	7.50	06/01/22	800	871,000
Total Telecommunications				9,084,969
Total CORPORATE BONDS (Cost $72,166,202)				76,452,876
TERM LOANS – 4.1%
Albertsons, Inc. 1,4	4.75	03/21/19	297	298,307
Caesars Growth Properties 1,4	6.25	04/10/21	400	402,168
Fairpoint Communications, Inc. 1,4	7.50	02/14/19	444	459,653
Four Seasons Holdings, Inc. 1,4	6.25	12/13/20	369	374,347
inVentiv Health, Inc. 1,4	7.50	10/10/17	575	576,438
Roundy's Supermarkets, Inc. 1,4	5.75	02/21/21	225	225,322
Texas Competitive Electric Holdings Company LLC 1,4	4.65	10/10/17	334	272,821
Total TERM LOANS (Cost $2,581,287)				2,609,056
			Shares	Value
COMMON STOCKS – 2.8%
Automotive – 0.4%
Ford Motor Co.			14,000	241,360
Capital Goods – 0.4%
General Electric Co.			8,500	223,380
Energy – 0.1%
EV Energy Partners LP			1,800	71,316
Services – 0.3%
Iron Mountain, Inc.			5,650	200,292
Telecommunications – 1.2%
CenturyLink, Inc.			6,360	230,232
Frontier Communications Corp.			72,159	421,409
Windstream Holdings, Inc.			11,050	110,058
Total Telecommunications				761,699
Utility – 0.4%
AES Corp.			15,100	234,805
Total COMMON STOCKS (Cost $1,530,660)				1,732,852
WARRANTS – 0.5%
Automotive – 0.5%

General Motors Financial Company, Inc. 11 Expiration: July 2016 Exercise Price: $10.00	7,393	196,728
General Motors Financial Company, Inc. 11 Expiration: July 2019 Exercise Price: $18.33	7,393	137,214
Total Automotive		333,942
Total WARRANTS (Cost $432,026)		333,942
Total Investments – 132.8% (Cost $79,642,820)		84,121,569
Liabilities in Excess of Other Assets – (32.8)%		(20,799,151)
TOTAL NET ASSETS – 100.0%		$63,322,418

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	—Variable rate security – Interest rate shown is the rate in effect as of June 30, 2014.
2	—Security is a “step up” bond where the coupon increases or steps up at a predetermined date.
3
—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2014, the total value of all such securities was $18,213,799 or 28.8% of net assets.

4	—Private Placement.
5	—Zero-Coupon Note - Interest rate represents current yield to maturity.
6	—Foreign security or a U.S. security of a foreign company.
7	—Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of June 30, 2014, the total value of all such securities was $175 or 0.0% of net assets.
8	—Issuer is currently in default on its regularly scheduled interest payment.
9	—Payment in kind security.
10	—Portion or entire principal amount delivered as collateral for credit facility.
11	—Non-income producing security.

HELIOS FUNDS
Notes to Financial Statements
June 30, 2014 (Unaudited)

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Funds’ Boards of Directors (the “Boards”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Boards have adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Funds’ portfolios. Pursuant to the procedures, securities in a Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate the Funds’ NAV.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical assets or liabilities
• Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

• Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Helios Advantage Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Residential Mortgage Related Holdings	$-	$-	$2,992,843	$2,992,843
Corporate Bonds	-	76,452,701	175	76,452,876
Term Loans	-	2,609,056	-	2,609,056
Common Stocks	1,732,852	-	-	1,732,852
Warrants	333,942	-	-	333,942
Total	$2,066,794	$79,061,757	$2,993,018	$84,121,569

Valuation Inputs				Other Financial Instruments*
Level 1 - Quoted Prices				$22,615
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs				-
Level 3 - Significant Unobservable Inputs				-
Total				$22,615

* Other financial instruments includes forward currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of June 30, 2014.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of June 30, 2014	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 175	Discounted Cash Flow	Market Comparable Companies	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At June 30, 2014, the value of these securities was approximately $2,992,843. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2014	$2,212,568	$175	$2,212,743
Accrued Discounts (Premiums)	34,788	-	34,788
Realized Gain/(Loss)	376,892	-	376,892
Change in Unrealized Appreciation (Depreciation)33	56,960	-	56,960
Purchases at cost	738,130	-	738,130
Sales proceeds	(426,495)	-	(426,495)
Balance as of June 30, 2014	$2,992,843	$175	$2,993,018
Change in unrealized gains or losses relating to assets still held at reporting date	$56,960	$-	$56,960

Helios High Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Residential Mortgage Related Holdings	$-	$-	$2,173,698	$2,173,698
Corporate Bonds	-	54,344,988	125	54,345,113
Term Loans	-	1,922,208	-	1,922,208
Common Stocks	1,245,761	-	-	1,245,761
Warrants	250,513	-	-	250,513
Total	$1,496,274	$56,267,196	$2,173,823	$59,937,293

Valuation Inputs				Other Financial Instruments*
Level 1 - Quoted Prices				$15,595
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs				-
Level 3 - Significant Unobservable Inputs				-
Total				$15,595

* Other financial instruments includes forward currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of June 30, 2014.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of June 30, 2014	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 125	Discounted Cash Flow	Market Comparable Companies	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At June 30, 2014, the value of these securities was approximately $2,173,698. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2014	$1,606,922	$125	$1,607,047
Accrued Discounts (Premiums)	26,929	-	26,929
Realized Gain/(Loss)	274,089	-	274,089
Change in Unrealized Appreciation (Depreciation)	39,699	-	39,699
Purchases at cost	536,190	-	536,190
Sales proceeds	(310,131)	-	(310,131)
Balance as of June 30, 2014	$2,173,698	$125	$2,173,823
Change in unrealized gains or losses relating to assets still held at reporting date	$39,699	$-	$39,699

Helios Multi-Sector High Income, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Residential Mortgage Related Holdings	$-	$-	$2,433,856	$2,433,856
Corporate Bonds	-	61,048,788	150	61,048,938
Term Loans	-	2,117,681	-	2,117,681
Common Stocks	1,593,305	-	-	1,593,305
Warrants	292,205	-	-	292,205
Total	$1,885,510	$63,166,469	$2,434,006	$67,485,985

Valuation Inputs				Other Financial Instruments*
Level 1 - Quoted Prices				$14,746
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs				-
Level 3 - Significant Unobservable Inputs				-
Total				$14,746

* Other financial instruments includes forward currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of June 30, 2014.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of June 30, 2014	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 150	Discounted Cash Flow	Market Comparable Companies	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At June 30, 2014, the value of these securities was approximately $2,433,856. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2014	$1,799,304	$150	$1,799,454
Accrued Discounts (Premiums)	30,153	-	30,153
Realized Gain/(Loss)	306,302	-	306,302
Change in Unrealized Appreciation (Depreciation)	44,488	-	44,488
Purchases at cost	600,265	-	600,265
Sales proceeds	(346,656)	-	(346,656)
Balance as of June 30, 2014	$2,433,856	$150	$2,434,006
Change in unrealized gains or losses relating to assets still held at reporting date	$44,488	$-	$44,488

Helios Strategic Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Commercial Mortgage Related Holdings	$-	$-	$1,530,238	$1,530,238
Corporate Bonds	-	52,250,871	125	52,250,996
Term Loans	-	1,502,373	-	1,502,373
Common Stocks	2,906,952	-	-	2,906,952
Warrants	250,513	-	-	250,513
Total	$3,157,465	$53,753,244	$1,530,363	$58,441,072

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of June 30, 2014.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of June 30, 2014	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 125	Discounted Cash Flow	Market Comparable Companies	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At June 30, 2014, the value of these securities was approximately $1,530,238. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2014	$1,536,421	$125	$1,536,546
Accrued Discounts (Premiums)	(1,396)	-	(1,396)
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation (Depreciation)	(4,787)	-	(4,787)
Purchases at cost	-	-	-
Sales proceeds	-	-	-
Balance as of June 30, 2014	$1,530,238	$125	$1,530,363
Change in unrealized gains or losses relating to assets still held at reporting date	$(4,787)	$-	$(4,787)

For the period ended June 30, 2014, there was no security transfer activity between levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Forward Currency Contracts: A forward currency contract (“forward contract”) is an agreement between two parties to buy or sell a currency at an agreed upon price for settlement at a future date. During the period the forward contract is in existence changes in the value of the forward contract will fluctuate with changes in the currency exchange rates. The forward contract is marked to market daily and these changes are recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of a forward contract is realized on the settlement date.

The Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc. and Helios Multi-Sector High Income Fund, Inc. invest in forward contracts to hedge against fluctuations in the value of foreign currencies caused by changes in the prevailing currency exchange rates. The use of forward contracts involves the risk that the counterparties may be unable to meet the terms of their contracts and may be negatively impacted from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

All contracts were done with Bank of New York Mellon as the counterparty. As of June 30, 2014, the following forward contracts were outstanding:

Helios Advantage Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at June 30, 2014	Currency to be Received		Unrealized Appreciation
08/18/14	1,753,834	Euros	$2,401,972	2,418,465	U.S. Dollars	$16,493
08/18/14	825,820	U.S. Dollars	825,820	607,454	Euros	6,122
						$22,615

Helios High Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at June 30, 2014	Currency to be Received		Unrealized Appreciation
08/18/14	1,234,528	Euros	$1,690,754	1,701,992	U.S. Dollars	$11,238
08/18/14	588,230	U.S. Dollars	588,230	432,686	Euros	4,357
						$15,595

Helios Multi-Sector High Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at June 30, 2014	Currency to be Received		Unrealized Appreciation
08/18/14	187,207	Canadian Dollars	$175,223	171,529	U.S. Dollars	$(3,694)
08/18/14	1,436,014	Euros	1,966,699	1,980,204	U.S. Dollars	13,505
08/18/14	666,285	U.S. Dollars	666,285	490,101	Euros	4,935
						$14,746

Credit facility: The Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended June 30, 2014, the average interest rate paid on the amounts outstanding under the line of credit was 0.98% for Helios Advantage Income Fund, Inc., 1.01% for the Helios High Income Fund, Inc., 0.98% for the Helios Multi-Sector High Income Fund, Inc. and 1.01% for Helios Strategic Income Fund, Inc.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at June 30, 2014	22,600,000	16,750,000	18,600,000	16,400,000
Line of credit amount unused at June 30, 2014	4,400,000	2,250,000	3,400,000	1,600,000
Average balance outstanding during the period	21,991,209	16,750,000	18,146,154	15,780,769
Interest expense incurred on line of credit during the period	65,860	47,662	53,775	45,187

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at June 30, 2014

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$ 79,642,820	$ 5,259,456	$ (780,707)	$ 4,478,749
Helios High Income Fund, Inc.	56,839,352	3,696,667	(598,726)	3,097,941
Helios Multi-Sector High Income Fund, Inc.	63,902,358	4,226,177	(642,550)	3,583,627
Helios Strategic Income Fund, Inc.	54,961,628	4,080,840	(601,397)	3,479,443

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios Advantage Income Fund, Inc.

By (Signature and Title)                       /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:   August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:   August 28, 2014
By (Signature and Title)                       /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:   August 28, 2014